Schedule of Investments (unaudited) September 30, 2019	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 94.8%

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Garvee, Series B, 5.00%, 09/01/24	$900	$1,059,318
Alabama Public School & College Authority, Refunding RB, Series B, 5.00%, 01/01/26	1,000	1,168,250
City of Tuscaloosa Alabama, GO, Refunding, Series A, 4.75%, 07/01/24	1,025	1,033,754

		3,261,322

Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, Series A, 5.00%, 07/01/24	1,000	1,101,520
City of Phoenix Arizona, GO, Refunding, 5.00%, 07/01/24	650	761,001
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/34	2,480	3,041,670

		4,904,191

California — 20.7%
Bay Area Toll Authority, RB, Toll Bridge, Series F-1, 4.00%, 04/01/56	1,000	1,091,150
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Subordinate Toll Bridge, Series S-7, 4.00%, 04/01/38	500	560,380
California Educational Facilities Authority, RB, Stanford Hospital, Series U-6, 5.00%, 05/01/45	1,260	1,900,496
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/48	1,950	2,335,768
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	2,000	2,372,120
California State Public Works Board, Refunding RB:
Series B, 5.00%, 10/01/26	250	309,873
Various Capital Projects, Series C, 4.00%, 11/01/32	500	570,950
California State University, Refunding RB, Series A:
5.00%, 11/01/43	540	637,259
Systemwide, 4.00%, 11/01/35	500	566,595
Systemwide, 4.00%, 11/01/38	500	557,795
Systemwide, 5.00%, 11/01/48	1,030	1,273,595

Security	Par (000)	Value

California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB:
San Francisco City Country Airport, Series E, 5.00%, 05/01/48	$1,190	$1,443,565
Series A, AMT, 4.00%, 05/01/49	1,000	1,104,620
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	1,500	1,603,575
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	603,165
City of Los Angeles Department of Airports, Refunding RB, Senior, Private Activity Bond, Series B, 5.00%, 05/15/35	400	436,044
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/35	1,305	1,610,592
Coast Community College District, GO, Refunding, Series A, 4.00%, 08/01/38	1,000	1,075,230
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/33	1,435	1,801,011
El Camino Community College District, GO, CAB, Election 2002, Series C, 0.00%, 08/01/38(a)	680	408,354
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A (AGM)(a):
CAB, 0.00%, 01/15/37	1,000	616,440
0.00%, 01/15/36	500	320,030
Fremont Union High School District, GO, Refunding, Series A, 5.00%, 08/01/44	1,350	1,652,643
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/34	2,400	2,832,072
Los Angeles Community College District California, GO, Refunding, Series A, 5.00%, 08/01/31	1,000	1,169,030
Los Angeles County Facilities, Inc., RB, Vermont Corridor County Administration Building, Series A, 4.00%, 12/01/48	1,000	1,133,190
Los Angeles Department of Water & Power Power System Revenue, RB, Power System, Series D, 5.00%, 07/01/44	1,500	1,726,770
Los Angeles Department of Water & Power Power System Revenue, Refunding RB, Series A:
Power System, 5.00%, 07/01/37	1,000	1,243,990
5.00%, 07/01/30	1,500	1,781,790

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District, GO, Election 2008, Series B-1, 5.00%, 07/01/33	$1,500	$1,877,925
Los Angeles Unified School District, GO, Refunding, Series A, 5.00%, 07/01/26	2,105	2,528,252
Los Angeles Unified School District, GO, Series KRY, 5.25%, 07/01/28	1,500	1,543,770
Sacramento City Financing Authority, Refunding RB, Master Lease Program, Series E (AMBAC), 5.25%, 12/01/30	250	325,198
Sacramento Municipal Utility District, RB, Series A, 5.00%, 08/15/41	575	648,031
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 08/15/26	1,500	1,608,210
San Diego Community College District, GO, Refunding, 4.00%, 08/01/32	500	576,910
San Diego Public Facilities Financing Authority, Refunding RB, Subordinate, Series A, 5.00%, 08/01/43	500	620,900
San Diego Unified School District, GO, Election of 2012, Series I:
5.00%, 07/01/41	1,000	1,222,250
5.00%, 07/01/47	2,075	2,509,443
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Senior Lien, Series A, 5.00%, 01/15/34	1,000	1,149,730
San Marcos Unified School District, GO, CAB, Election 2010, Series B, 0.00%, 08/01/51(a)	350	137,984
State of California, GO:
5.25%, 11/01/40	2,500	2,599,575
5.00%, 03/01/45	1,000	1,158,010
State of California, GO, Refunding:
5.00%, 08/01/26	540	652,417
5.00%, 08/01/27	1,000	1,236,300
5.00%, 08/01/31	1,000	1,221,620
4.00%, 09/01/32	250	286,720
5.00%, 08/01/35	1,000	1,239,960
5.00%, 08/01/46	1,000	1,190,790
Various Purpose, 5.00%, 10/01/24	475	562,220
Various Purpose, 5.00%, 10/01/25	1,000	1,217,020
Various Purpose, 5.00%, 09/01/31	565	691,464
Various Purpose, 5.00%, 12/01/31	2,000	2,295,060
Various Purpose, 4.00%, 09/01/33	1,000	1,142,010
Various Purpose, 4.00%, 09/01/35	1,000	1,131,620
Various Purpose, 5.00%, 09/01/35	1,000	1,214,000
Various Purpose, 5.00%, 02/01/38	1,000	1,111,380
Various Purpose, 5.00%, 12/01/43	500	567,675

Security	Par (000)	Value

California (continued)
State of California, GO, Various Purpose, 5.25%, 10/01/29	$55	$55,175
State of California Department of Water Resources, Refunding RB, Water System Revenue, Series AW, 5.00%, 12/01/33	1,000	1,243,390
State of California Public Works Board, RB, Judicial Council Projects, Series A, 5.00%, 03/01/38	1,000	1,112,200
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	685	833,467
University of California, Refunding RB:
Series AR, 5.00%, 05/15/41	605	722,914
Series AY, 5.00%, 05/15/32	500	628,290
Series AY, 5.00%, 05/15/36	1,000	1,243,770

		74,843,742

Colorado — 2.4%
City & County of Denver Board of Water Commissioners, RB, Series A, 4.00%, 12/15/26	1,230	1,300,811
City & County of Denver Colorado, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,627,920
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/35	1,000	1,224,300
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/44	1,000	1,193,150
El Paso County School District No. 20, GO, Refunding, Series C:
4.00%, 12/15/24	1,350	1,428,016
4.00%, 12/15/25	1,385	1,464,430
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	551,590

		8,790,217

Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Corp., 5.00%, 12/01/45	1,000	1,167,550
State of Connecticut, GO, Refunding, Series B:
5.00%, 05/15/22	1,000	1,056,340
5.00%, 05/15/25	250	295,205

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut, GO:
Series A, 5.00%, 10/15/23	$850	$967,036
Series A, 5.00%, 10/15/27	400	453,556
5.00%, 06/15/28	400	469,928
State of Connecticut, Special Tax Revenue, RB, Transportation Infrastructure, Series A:
5.00%, 09/01/24	400	466,240
5.00%, 10/01/29	725	819,352
4.00%, 09/01/36	430	473,864

		6,169,071

District of Columbia — 1.3%
District of Columbia, GO, Series D:
5.00%, 06/01/26	500	616,335
4.00%, 06/01/34	1,000	1,142,470
District of Columbia Water & Sewer Authority, Refunding RB:
Green Bond, Series A, 5.00%, 10/01/45	1,510	1,765,522
Sub Lien, Series C, 5.00%, 10/01/44	1,000	1,145,940

		4,670,267

Florida — 2.4%
Central Florida Expressway Authority, Refunding RB, Senior Lien, Series B, 5.00%, 07/01/33	1,000	1,206,590
City of Winter Park Florida Water & Sewer Revenue, Refunding RB, 4.25%, 12/01/19(b)	1,000	1,004,830
County of Broward Florida Airport System Revenue, ARB, Series Q-1, 5.00%, 10/01/42	1,000	1,090,490
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	1,000	1,151,330
County of Miami-Dade School Board, COP, Refunding Series D, 5.00%, 02/01/27	500	601,910
Florida’s Turnpike Enterprise, RB, Series A, 4.00%, 07/01/48	1,000	1,124,920
State of Florida, GO, Refunding:
Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series A, 5.00%, 07/01/25	1,000	1,205,980
Series D, 5.00%, 06/01/25	1,055	1,120,020

		8,506,070

Georgia — 1.5%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	500	581,295

Security	Par (000)	Value

Georgia (continued)
Gwinnett County School District, GO, 5.00%, 02/01/40	$400	$507,220
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,203,210
State of Georgia, GO, Refunding, Series C, 5.00%, 07/01/28	1,710	2,166,895
State of Georgia, GO, Tranche 2, Series A, 5.00%, 02/01/29	650	793,045

		5,251,665

Hawaii — 0.2%
State of Hawaii, GO, Refunding, Series EF, 5.00%, 11/01/23	500	555,815

Illinois — 3.4%
Chicago O’Hare International Airport, ARB, Senior Lien, Series E, 5.00%, 01/01/24	410	469,274
Chicago O’Hare International Airport, Refunding ARB, General, Senior Lien, Series B, 5.00%, 01/01/48	1,000	1,211,730
City of Chicago Illinois O’Hare International Airport, Refunding ARB, Senior Lien, Series B, 4.00%, 01/01/44	1,000	1,112,100
Illinois Finance Authority, Refunding RB, Mercy Health System Obligation, 5.00%, 12/01/40	1,000	1,149,710
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(a)	1,785	461,619
State of Illinois, GO, 5.00%, 05/01/39	1,500	1,617,165
State of Illinois, GO, Refunding:
5.00%, 02/01/22	500	530,700
Series A, 5.00%, 10/01/25	500	564,325
Series A, 5.00%, 10/01/28	500	584,245
State of Illinois, GO:
Series C, 5.00%, 11/01/29	1,000	1,141,810
Series D, 5.00%, 11/01/24	1,000	1,112,310
Series D, 5.00%, 11/01/26	500	567,120
State of Illinois Toll Highway Authority, RB, Senior, Series B, 5.00%, 01/01/41	1,000	1,168,130
State of Illinois Toll Highway Authority, Refunding RB, Senior Revenue Bonds, Series A:
5.00%, 01/01/25	100	117,287
5.00%, 01/01/30	250	317,127

		12,124,652

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 0.2%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	$650	$695,552
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	118,393

		813,945

Kansas — 0.7%
State of Kansas Department of Transportation, RB:
5.00%, 09/01/27	1,000	1,200,570
5.00%, 09/01/34	500	595,335
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/47	580	681,993

		2,477,898

Louisiana — 0.1%
State of Louisiana, GO, Refunding, Series C, 5.00%, 07/15/23	500	549,005

Maryland — 2.3%
County of Howard Maryland, GO, Series A, 4.00%, 02/15/20(b)	2,790	2,818,347
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	496,324
State of Maryland, GO, Refunding, Series B:
5.00%, 08/01/25	1,000	1,207,550
5.00%, 08/01/26	1,200	1,488,216
State of Maryland, GO, Series A, 5.00%, 03/15/28	450	578,871
State of Maryland Department of Transportation, RB:
4.00%, 11/01/29	695	784,787
Third Issue, 4.00%, 12/15/28	405	449,169
State of Maryland Department of Transportation, Refunding RB, 5.00%, 02/15/23	500	561,400

		8,384,664

Massachusetts — 4.1%
Commonwealth of Massachusetts, GO, Refunding, Series C:
5.00%, 08/01/20	750	773,152
5.00%, 10/01/25	1,000	1,211,220

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 03/01/26	$725	$886,392
Series A, 5.00%, 01/01/48	1,000	1,206,810
5.00%, 05/01/29	1,000	1,126,860
Series E, 4.00%, 04/01/46	530	575,379
Series F, 5.00%, 11/01/37	500	614,405
Series F, 5.00%, 11/01/42	1,000	1,211,840
Series G, 4.00%, 09/01/32	1,325	1,509,427
Massachusetts Bay Transportation Authority, Refunding RB, Series B:
Senior, 5.25%, 07/01/20	1,000	1,029,560
5.00%, 07/01/35	1,210	1,241,787
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series A, 4.00%, 07/15/36	1,000	1,150,550
Partners Healthcare System, 5.00%, 07/01/34	1,000	1,240,750
Massachusetts Water Res. Authority, Refunding RB, General, Series C, 5.00%, 08/01/23	500	533,995
University of Massachusetts Building Authority, Refunding RB, Senior, Series 1, 5.00%, 11/01/44	400	462,548

		14,774,675

Michigan — 0.2%
University of Michigan, Refunding RB, 5.00%, 04/01/46	585	692,154

Minnesota — 0.6%
Minnesota Public Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/22	1,000	1,089,160
State of Minnesota, GO, Refunding, Various Purposes, Series F, 5.00%, 10/01/21	1,000	1,073,950

		2,163,110

Mississippi — 0.1%
State of Mississippi, GO, Refunding, Series C, 5.00%, 10/01/20	500	518,525

Missouri — 0.8%
Metropolitan State Louis Sewer District, Refunding RB, Series B, 5.00%, 05/01/45	1,035	1,205,547

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Missouri Highway & Transportation Commission, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/24	$1,500	$1,749,015

		2,954,562

New Jersey — 4.5%
New Jersey EDA, RB, Series EEE, 5.00%, 06/15/48	1,000	1,139,330
New Jersey EDA, Refunding RB, School Facilities Construction:
Series GG, 5.25%, 09/01/26	1,000	1,051,240
Series NN, 5.00%, 03/01/22	500	538,500
Series NN, 5.00%, 03/01/25	500	548,250
Series NN, 5.00%, 03/01/30	1,000	1,089,150
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/25(a)	100	86,728
CAB, Transportation System, Series A, 0.00%, 12/15/35(a)	3,075	1,848,536
CAB, Transportation System, Series A, 0.00%, 12/15/38(a)	530	279,872
Transportation Program Bonds, Series S, 5.00%, 06/15/46	500	571,005
Transportation Program, Series AA, 5.00%, 06/15/25	150	170,595
Transportation Program, Series AA, 4.75%, 06/15/38	280	305,533
Transportation System, Series B, 5.50%, 06/15/31	500	530,275
Transportation System, Series B, 5.00%, 06/15/42	825	864,022
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Series A, 5.00%, 12/15/36	1,000	1,167,280
Series A, 4.00%, 12/15/31	1,000	1,088,710
Series D, 5.00%, 12/15/24	250	287,873
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,155,370
New Jersey Turnpike Authority, Refunding RB:
Series B, 5.00%, 01/01/27	840	936,684
Series E, 5.00%, 01/01/29	1,000	1,264,740
Series E, 5.00%, 01/01/32	1,100	1,366,101

		16,289,794

New York — 23.3%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	2,540	2,572,182

Security	Par (000)	Value

New York (continued)
City of New York New York, GO, Refunding:
Series C, 5.00%, 08/01/23	$1,000	$1,139,380
Series I, 5.00%, 08/01/26	1,000	1,100,720
City of New York New York, GO:
Series B-1, 5.00%, 12/01/41	1,390	1,658,590
Series D, 5.00%, 12/01/35	500	629,105
Series D, 4.00%, 12/01/41	1,000	1,133,340
Sub Series F-1, 5.00%, 04/01/34	1,115	1,391,052
City of New York New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/31	1,000	1,173,680
City of New York New York Water & Sewer System, Refunding RB, Refunding RB,Series DD, 5.00%, 06/15/35	2,500	2,875,275
City of New York Transitional Finance Authority, RB, Future Tax Secured Subordinate, Subseries B-1, 5.00%, 08/01/40	1,500	1,789,875
City of New York Transitional Finance Authority, Refunding RB, Fiscal 2018, Series S-1, 5.00%, 07/15/35	2,000	2,448,240
City of New York Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/49	1,000	1,118,960
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	1,093,647
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/41	1,500	1,781,100
Metropolitan Transportation Authority, Refunding RB, Green Bond, Climate Bond Certified, Series C-1, 5.00%, 11/15/34	1,000	1,230,610
Metropolitan Transportation Authority, RB:
Series E-1, 5.00%, 11/15/42	1,260	1,380,431
Sub-Series A-1, 5.00%, 11/15/45	1,000	1,142,410
Metropolitan Transportation Authority, Refunding RB:
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/47	1,000	1,205,710
Series B, 5.00%, 11/15/37	1,075	1,284,088
Series D, 5.00%, 11/15/25	1,235	1,365,947
New York City Transitional Finance Authority Building Aid Revenue, Refunding, Series S-2A, 4.00%, 07/15/36	1,455	1,671,198

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
5.00%, 05/01/37	$1,000	$1,194,050
Future Tax Secured Subordinate Bonds, Fiscal 2011, Series D, 5.00%, 02/01/31	2,000	2,095,840
Future Tax Secured Subordinate Bonds, Fiscal 2019, Series A3, 5.00%, 08/01/23	2,000	2,276,340
Series A-1, 5.00%, 08/01/36	500	622,350
Series A-1, 5.00%, 08/01/42	1,000	1,224,790
Series I, 5.00%, 05/01/42	1,620	1,809,038
Sub-Series C-2, 5.00%, 05/01/36	1,000	1,239,120
New York City Water & Sewer System, RB:
Sereis DD-2, 5.00%, 06/15/24	500	559,795
Series 2018-CC-1, 5.00%, 06/15/48	1,000	1,196,850
New York City Water & Sewer System, Refunding RB:
Refunding RB, Series DD, 5.00%, 06/15/39	420	480,568
Refunding RB, Series EE, 5.00%, 06/15/36	1,000	1,197,170
New York State Dormitory Authority, RB:
5.00%, 10/01/45	1,500	2,307,630
Bid Group 2, Series A, 5.00%, 03/15/35	740	918,488
Bid Group 4, Series A, 5.00%, 03/15/44	1,350	1,640,196
Series 2015B-B, 5.00%, 03/15/32	1,440	1,719,115
Series A, 5.00%, 02/15/39	1,000	1,193,170
New York State Dormitory Authority, Refunding RB:
Group 1, Series E, 5.00%, 03/15/27	500	627,965
General Purpose, Series D, 5.00%, 02/15/24	700	809,459
Series A, 5.00%, 03/15/21	1,500	1,580,715
Series A, 5.00%, 03/15/23	500	562,520
Series A, 5.00%, 03/15/24	600	695,538
Series A, 5.00%, 03/15/28	250	320,478
Series A, 4.00%, 03/15/43	500	564,940
Series E, 5.00%, 09/15/28(b)	5	6,505
Series E, 5.00%, 03/15/29	995	1,280,326
New York State Environmental Facilities Corp., Refunding RB, New York Water System, 5.00%, 06/15/28	570	605,750
New York State Urban Development Corp., Refunding RB, Personal Income Tax:
Series A, 5.00%, 03/15/24	1,000	1,161,110
State Series A, 5.00%, 03/15/21	1,000	1,053,810
State Series A, 5.00%, 03/15/27	600	754,524
State Series D, 5.00%, 03/15/22	2,500	2,726,450

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.00%, 10/15/34	$1,395	$1,664,905
194th Series, 5.00%, 10/15/41	835	984,590
Series 179, 5.00%, 12/01/32	1,000	1,147,090
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/29	1,000	1,175,880
State of New York Dormitory Authority, RB:
Group 4, Series A, 5.00%, 03/15/45	1,000	1,213,690
Series B, 5.00%, 03/15/42	2,000	2,158,460
State of New York Dormitory Authority, Refunding RB, Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	1,000	1,200,400
State of New York Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, 4.00%, 06/15/46	1,475	1,631,320
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	1,000	1,056,040
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/31	1,000	1,220,380
Series A, 5.00%, 11/15/40	600	702,462
Series B, 5.00%, 11/15/38	1,000	1,217,290
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE:
5.00%, 12/15/34	1,000	1,142,970
5.00%, 12/15/41	2,000	2,275,900

		84,401,517

North Carolina — 0.5%
City of Charlotte North Carolina Water & Sewer System, Refunding RB, Series B, 5.00%, 07/01/27	1,500	1,541,670
North Carolina Turnpike Authority, RB, Series B (AGC), 0.00%, 01/01/34(a)	500	338,410

		1,880,080

Ohio — 0.6%
City of Columbus, GO, Refunding, Various Purpose, Series 1, 5.00%, 07/01/21	1,000	1,064,590
State of Ohio, GO, Refunding, Common Schools:
Series A, 5.00%, 09/15/24	350	412,426
Series B, 5.00%, 09/15/25	510	617,294

		2,094,310

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 2.7%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 03/15/29	$1,000	$1,178,790
2nd Series, 5.00%, 10/15/26	685	782,503
Commonwealth of Pennsylvania, GO, Refunding, , 5.00%, 01/01/28	1,105	1,359,393
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	155,624
Delaware River Port Authority, Refunding RB, Series B:
5.00%, 01/01/21	250	261,465
5.00%, 01/01/26	250	304,992
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,000	1,142,610
Pennsylvania Turnpike Commission, RB:
Motor License Fund, 5.00%, 12/01/42	2,000	2,118,780
Series A-1, 5.00%, 12/01/47	1,000	1,195,130
Series C, 5.00%, 12/01/43	1,000	1,119,470

		9,618,757

Tennessee — 2.4%
Metropolitan Government of Nashville & Davidson County Tennessee, GO, Refunding:
4.00%, 07/01/30	765	890,873
5.00%, 07/01/32	1,000	1,266,330
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	1,034,352
State of Tennessee, GO, Refunding, Series A, 4.00%, 08/01/25	5,000	5,382,200

		8,573,755

Texas — 7.6%
Carrollton-Farmers Branch Independent School District, GO, Refunding, (PSF-GTD), 4.00%, 02/15/22(b)	310	328,867
Carrollton-Farmers Branch Independent School District, GO, Series A (PSF-GTD), 4.00%, 02/15/23(b)	445	483,866
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 01/01/45	1,000	1,132,410

Security	Par (000)	Value

Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, Series A, 5.00%, 01/01/43	$1,000	$1,085,750
Central Texas Turnpike System, RB, First Tier, Series A (AMBAC), 0.00%, 08/15/30(a)	270	210,357
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/42	2,000	2,211,040
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	1,113,780
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	607,270
County of Harris Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/36	1,700	1,818,949
County of Harris Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/31	1,000	1,249,490
Cypress-Fairbanks Independent School District, GO, Refunding, Series C (PSF-GTD), 5.00%, 02/15/44	500	568,780
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/23	800	919,072
Grand Parkway Transportation Corp., RB:
5.00%, 02/01/23	570	633,686
Subordinate Tier, Tela Supported, Series A, 5.00%, 10/01/35	695	860,959
Lewisville Independent School District, GO, Refunding, Series B, 5.00%, 08/15/28	570	680,666
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/36	750	814,942
North Texas Tollway Authority, Refunding RB:
1st Tier-Series A, 5.00%, 01/01/38	1,000	1,224,170
1st Tier-Series A, 5.00%, 01/01/43	1,815	2,187,855
Series B, 5.00%, 01/01/34	1,000	1,160,130
State of Texas, GO, Refunding, Transportation Commission:
Mobility Partners LLC, 5.00%, 10/01/34	1,000	1,152,110
Series A, 5.00%, 10/01/44	1,000	1,155,550
State of Texas, GO, Highway Improvement, Series A, 5.00%, 04/01/42	1,500	1,618,260

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Baylor Scott & White Health Project, Series A, 5.00%, 11/15/45	$1,000	$1,157,260
Texas Water Development Board, RB, State Water Implementation Fund:
Series A, 4.00%, 10/15/37	1,180	1,343,796
Series B, 5.00%, 04/15/49	1,000	1,223,760
University of Texas System, RB, Series E, 5.00%, 08/15/27	400	505,356

		27,448,131

Utah — 0.1%
State of Utah, GO, 5.00%, 07/01/25	450	542,970

Virginia — 3.5%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue, 5.00%, 11/01/23	800	906,896
City of Norfolk Virginia Water Revenue, RB(b):
5.00%, 05/01/21	1,790	1,895,288
5.00%, 05/01/21	1,975	2,091,170
5.00%, 05/01/21	2,075	2,197,052
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	612,640
County of Fairfax Virginia, GO, Refunding, Series A, 4.00%, 10/01/27	1,000	1,164,140
County of Fairfax Water Authority, Refunding RB, 5.00%, 04/01/21	385	398,748
Virginia College Building Authority, Refunding RB, 21st Century College and Equipment Programs, Series E, 5.00%, 02/01/30	1,000	1,273,520
Virginia Commonwealth Transportation Board, Refunding RB:
Garvee, 5.00%, 03/15/27	285	357,897
Gravee, 5.00%, 09/15/23	500	571,835
Series A, 5.00%, 05/15/31	1,000	1,258,440

		12,727,626

Washington — 3.2%
Central Puget Sound Regional Transit Authority, RB, Green Bond, Series S-1, 5.00%, 11/01/46	1,000	1,498,520

Security	Par (000)	Value

Washington (continued)
Central Puget Sound Regional Transit Authority, Refunding RB, Green Bond, Series S-1, 5.00%, 11/01/36	$485	$577,465
County of King Washington Sewer Revenue, Refunding RB, Series B, 5.00%, 07/01/39	2,075	2,308,936
Port of Seattle Washington, Refunding RB, Intermediate Lien, Series A, 5.00%, 08/01/31	2,000	2,184,500
State of Washington, GO, Refunding:
Motor Vehicle Fuel Tax, Series B, 5.00%, 07/01/23	1,000	1,135,670
Series B, 5.00%, 07/01/30	1,000	1,205,180
Series R, 5.00%, 07/01/31	1,000	1,172,030
State of Washington, GO, Various Purposes, Series A, 5.00%, 08/01/43	1,250	1,537,475

		11,619,776

Wisconsin — 1.4%
State of Wisconsin, GO, Refunding:
5.00%, 11/01/27	770	967,128
5.00%, 11/01/29	525	655,788
Series 1, 5.00%, 05/01/22	1,000	1,095,210
Series 2, 5.00%, 11/01/26	980	1,215,562
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/39	1,000	1,173,530

		5,107,218

Total Long-Term Investments — 94.8% (Cost — $322,201,006)		342,709,484

	Shares

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.87%(c)(d)	11,342,189	11,343,323

Total Short-Term Securities — 3.1% (Cost — $11,343,267)		11,343,323

Total Investments — 97.9% (Cost — $333,544,273)		354,052,807

Other Assets Less Liabilities — 2.1%		7,483,229

Net Assets — 100.0%		$361,536,036

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Annualized 7-day yield as of period end.

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock iShares Municipal Bond Index

(d)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	25,084,133	(13,741,944)	11,342,189	$11,343,323	$177,477	$906	$569

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GO	General Obligation Bonds

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

SRF	State Revolving Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock iShares Municipal Bond Index

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$342,709,484	$—	$342,709,484
Short-Term Securities	11,343,323	—	—	11,343,323

	$11,343,323	$342,709,484	$—	$354,052,807

(a)	See above Schedule of Investments for values in each state or political subdivision.

10